Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended
	Aug. 12, 2021	Apr. 19, 2021	Apr. 12, 2021	Sep. 30, 2021	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Maturity terms			185 years
Aggregate offering costs	$ 973,988
fair value of Representative’s unit purchase option amount	359,900
Amount of company accretion				$ 602,401	$ 602,401
Amount of Company unrecognized accretion				6,146,950	6,146,950
Federal depository insurance coverage limit				$ 250,000	$ 250,000
Redeemable public shares percentage				77.00%	52.00%
Non-redeemable shares percentage				$ 0.23	$ 0.48
Common stock warrants (in Shares)		187,500
Offering costs capitalized			$ 100,000
Federal Depository Insurance Coverage			$ 250,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of net proceeds	$ 57,339,200
Maturity terms	185 days
Public shares percent	100.00%